Summary of Significant Accounting Policies - Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class A Ordinary Shares
Numerator:
Allocation of net loss, as adjusted	$ 8,917,498		$ 26,198,774		$ (9,780,661)
Denominator:
Basic and diluted weighted average shares outstanding	81,681,000		81,681,000		18,828,526
Basic and diluted net income (loss) per share	$ 0.11		$ 0.32		$ (0.52)
Class B Ordinary Shares
Numerator:
Allocation of net loss, as adjusted	$ 2,229,375	$ (10,000)	$ 6,549,693	$ (11,854)	$ (9,861,099)	$ (1,853)
Denominator:
Basic and diluted weighted average shares outstanding	20,420,250	18,750,000	20,420,250	18,750,000	18,983,377	18,750,000
Basic and diluted net income (loss) per share	$ 0.11	$ 0.00	$ 0.32	$ 0.00	$ (0.52)	$ 0.00